Note 2 - Significant Accounting Policies: Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Basis of Presentation

Basis of Presentation

The accompanying financial statements and related notes include the activity of the Company and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and with the rules and regulations of the United States Securities and Exchange Commission (“SEC”) to Form 10-K.